Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Aug. 24, 2020	Dec. 31, 2019
Redeemable shares issued (in shares)	50,000,000
Shares subject to possible redemption		42,278,793
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized	1,000,000	1,000,000	1,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Common stock authorized			401,000,000
Class A common stock
Shares subject to possible redemption	50,000,000	42,278,793
Shares subject to possible redemption, redemption value per share	$ 10.00	$ 10.00
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	380,000,000	380,000,000	380,000,000
Common stock issued	0	7,721,207
Common stock outstanding	0	7,721,207
Class B common stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock issued	12,500,000	12,500,000		12,500,000
Common stock outstanding	12,500,000	12,500,000